UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)

Otter Creek Long/Short Opportunity Fund
Investor Class | OTCRX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$84	1.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$115,032,819
Number of Holdings	59
Portfolio Turnover	157%
Visit https://www.ottercreekfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of net assets)
MSILF Treasury Portfolio	31.0%
Parsons Corp.	4.0%
Intercontinental Exchange, Inc.	4.0%
F5, Inc.	3.2%
Quanta Services, Inc.	3.2%
L3Harris Technologies, Inc.	3.2%
Vertiv Holdings Co.	3.1%
Corning, Inc.	3.1%
LPL Financial Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%

Top Sectors	(% of net assets)
Financials	14.8%
Technology	14.2%
Industrials	3.4%
Communications	3.3%
Utilities	3.0%
Real Estate	2.6%
Health Care	0.9%
Materials	-3.0%
Consumer Discretionary	-4.1%
Cash & Other	64.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ottercreekfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Otter Creek Advisors, LLC documents not be householded, please contact Otter Creek Advisors, LLC at (855) 681-5261, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Otter Creek Advisors, LLC or your financial intermediary.
Otter Creek Long/Short Opportunity Fund	PAGE 1	TSR-SAR-74316J334

Otter Creek Long/Short Opportunity Fund
Institutional Class | OTTRX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$72	1.55%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$115,032,819
Number of Holdings	59
Portfolio Turnover	157%
Visit https://www.ottercreekfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of net assets)
MSILF Treasury Portfolio	31.0%
Parsons Corp.	4.0%
Intercontinental Exchange, Inc.	4.0%
F5, Inc.	3.2%
Quanta Services, Inc.	3.2%
L3Harris Technologies, Inc.	3.2%
Vertiv Holdings Co.	3.1%
Corning, Inc.	3.1%
LPL Financial Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%

Top Sectors	(% of net assets)
Financials	14.8%
Technology	14.2%
Industrials	3.4%
Communications	3.3%
Utilities	3.0%
Real Estate	2.6%
Health Care	0.9%
Materials	-3.0%
Consumer Discretionary	-4.1%
Cash & Other	64.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ottercreekfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Otter Creek Advisors, LLC documents not be householded, please contact Otter Creek Advisors, LLC at (855) 681-5261, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Otter Creek Advisors, LLC or your financial intermediary.
Otter Creek Long/Short Opportunity Fund	PAGE 1	TSR-SAR-74316J342

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Otter Creek Long/Short Opportunity Fund
Investor Class
(OTCRX)
Institutional Class
(OTTRX)
Core Financial Statements
April 30, 2025 (Unaudited)

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.5%
Aerospace & Defense - 7.2%
L3Harris Technologies, Inc.	16,600	$3,652,332
Parsons Corp.(a)	68,567	4,584,390
		8,236,722
Application Software - 8.2%
Guidewire Software, Inc.(a)	11,501	2,355,060
Microsoft Corp.	1,566	618,977
Salesforce, Inc.	12,925	3,473,077
Workday, Inc. - Class A(a)	11,950	2,927,750
		9,374,864
Casinos & Gaming - 0.3%
DraftKings, Inc. - Class A(a)	10,900	362,861
Communications Equipment - 3.2%
F5, Inc.(a)	14,000	3,706,360
Construction & Engineering - 5.7%
Jacobs Solutions, Inc.	23,700	2,934,060
Quanta Services, Inc.	12,508	3,660,967
		6,595,027
Electrical Components & Equipment - 3.1%
Vertiv Holdings Co. - Class A	41,500	3,543,270
Electronic Components - 3.1%
Corning, Inc.	79,085	3,509,792
Environmental & Facilities Services - 2.7%
Veralto Corp.	32,340	3,101,406
Financial Exchanges & Data - 5.2%
Intercontinental Exchange, Inc.	27,133	4,557,530
Nasdaq, Inc.	18,725	1,427,032
		5,984,562
Industrial Conglomerates - 2.4%
3M Co.	19,896	2,763,753
Insurance Brokers - 3.8%
Baldwin Insurance Group, Inc. - Class A(a)	53,687	2,234,453
Ryan Specialty Holdings, Inc.	33,100	2,168,381
		4,402,834
Interactive Home Entertainment - 2.3%
Take-Two Interactive Software, Inc.(a)	11,300	2,636,516
Interactive Media & Services - 0.5%
Meta Platforms, Inc. - Class A	1,143	627,507
Internet Retail - 0.5%
Amazon.com, Inc.(a)	3,397	626,475
Internet Software & Services - 0.5%
Alphabet, Inc. - Class A	3,818	606,298
Investment Banking & Brokerage - 3.0%
LPL Financial Holdings, Inc.	10,962	3,505,538

	Shares	Value
Life Sciences Tools & Services - 1.0%
Revvity, Inc.	12,115	$1,131,904
Medical Equipment - 1.0%
Thermo Fisher Scientific, Inc.	2,701	1,158,729
Multi-Utilities - 3.0%
Ameren Corp.	17,500	1,736,700
CenterPoint Energy, Inc.	45,600	1,768,368
		3,505,068
Property & Casualty Insurance - 2.0%
W R Berkley Corp.	32,150	2,304,834
Rail Transportation - 2.6%
Canadian Pacific Kansas City Ltd.	41,400	3,000,258
Semiconductors - 2.3%
Broadcom, Inc.	13,505	2,599,307
Specialized REITs - 2.6%
SBA Communications Corp.	12,111	2,947,817
Technology Hardware, Storage & Peripherals - 1.2%
CompoSecure, Inc.	125,000	1,373,750
Transaction & Payment Processing - 2.1%
Fiserv, Inc.(a)	12,928	2,386,121
TOTAL COMMON STOCKS (Cost $75,921,183)		79,991,573
SHORT-TERM INVESTMENTS - 31.0%
Money Market Funds - 31.0%
MSILF Treasury Portfolio - Class Institutional, 4.18%(b)(c)	35,663,902	35,663,902
TOTAL SHORT-TERM INVESTMENTS (Cost $35,663,902)		35,663,902
TOTAL INVESTMENTS - 100.5% (Cost $111,585,085)		$115,655,475
Liabilities in Excess of Other Assets - (0.5)%		(622,656)
TOTAL NET ASSETS - 100.0%		$115,032,819

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (38.8)%
Aerospace & Defense - (2.0)%
Loar Holdings, Inc.	(24,000)	$(2,269,920)
Application Software - (3.4)%
Cadence Design Systems, Inc.	(6,135)	(1,826,635)
Descartes Systems Group, Inc.	(17,900)	(1,886,481)
Fair Isaac Corp.	(126)	(250,700)
		(3,963,816)
Building Products - (5.5)%
CSW Industrials, Inc.	(9,100)	(2,843,568)
Lennox International, Inc.	(6,462)	(3,533,098)
		(6,376,666)
Commodity Chemicals - (3.0)%
Hawkins, Inc.	(28,300)	(3,446,374)
Construction & Engineering - (1.9)%
Comfort Systems USA, Inc.	(5,500)	(2,186,525)
Electrical Components & Equipment - (1.7)%
Rockwell Automation, Inc.	(8,000)	(1,981,440)
Electronic Equipment & Instruments - (1.8)%
Badger Meter, Inc.	(9,100)	(2,009,462)
Food Retail - (0.4)%
Sprouts Farmers Market, Inc.	(2,400)	(410,400)
General Merchandise Stores - (0.3)%
Ollie’s Bargain Outlet Holdings, Inc.	(3,300)	(350,163)
Health Care Equipment - (1.1)%
Intuitive Surgical, Inc.	(2,500)	(1,289,500)
Hypermarkets & Super Centers - (1.7)%
Walmart, Inc.	(20,000)	(1,945,000)
Industrial Machinery - (3.0)%
Lincoln Electric Holdings, Inc.	(19,694)	(3,470,083)
Industrial Machinery & Supplies - (0.5)%
Kadant, Inc.	(1,800)	(531,000)
Other Specialty Retail - (2.3)%
Tractor Supply Co.	(53,300)	(2,698,046)
Personal Care Products - (2.0)%
BellRing Brands, Inc.	(30,000)	(2,314,200)
Restaurants - (2.6)%
Texas Roadhouse, Inc.	(17,900)	(2,970,684)
Semiconductors - (1.8)%
MACOM Technology Solutions Holdings, Inc.	(19,600)	(2,033,500)

	Shares	Value
Specialized Finance - (2.4)%
FactSet Research Systems, Inc.	(6,424)	$(2,776,581)
Systems Software - (1.4)%
Varonis Systems, Inc.	(37,000)	(1,585,080)
TOTAL COMMON STOCKS (Proceeds $43,413,047)		(44,608,440)
EXCHANGE TRADED FUNDS - (12.0)%
Invesco S&P 500 Equal Weight ETF	(28,000)	(4,735,920)
iShares Russell Mid-Cap ETF	(69,100)	(5,814,765)
VanEck Semiconductor ETF	(15,600)	(3,295,968)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $13,289,919)		(13,846,653)
TOTAL SECURITIES SOLD SHORT - (50.8)% (Proceeds $56,702,966)		$(58,455,093)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

2

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$115,655,475
Deposit at broker for securities sold short	59,529,292
Interest receivable	319,098
Receivable for fund shares sold	144,884
Cash	78,983
Dividends receivable	1,400
Prepaid expenses and other assets	33,464
Total assets	175,762,596
LIABILITIES:
Securities sold short, at value	58,455,093
Payable for investments purchased	1,639,632
Payable for capital shares redeemed	329,922
Payable to adviser	117,581
Interest payable	58,050
Payable for distribution and shareholder servicing fees	33,444
Payable for accounting fees	27,803
Payable for fund administration fees	16,740
Dividends payable	12,438
Payable for audit fees	7,544
Payable for compliance fees	4,762
Payable for custodian fees	3,308
Payable for transfer agent fees and expenses	2,862
Payable for expenses and other liabilities	20,598
Total liabilities	60,729,777
NET ASSETS	$115,032,819
Net Assets Consists of:
Paid-in capital	$101,005,674
Total distributable earnings	14,027,145
Total net assets	$115,032,819
Institutional Class
Net assets	$112,019,480
Shares issued and outstanding(a)	8,386,731
Net asset value per share	$13.36
Investor Class
Net assets	$3,013,339
Shares issued and outstanding(a)	229,279
Net asset value per share	$13.14
Cost:
Investments, at cost	$111,585,085
Proceeds:
Securities sold short proceeds	$56,702,966

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$741,903
Less: Dividend withholding taxes	(1,135)
Interest income	1,232,012
Total investment income	1,972,780
EXPENSES:
Investment advisory fee	991,967
Dividends expenses	194,395
Sub-transfer agent fees	74,952
Fund administration fees	49,021
Fund accounting fees	29,586
Trustees’ fees	11,962
Reports to shareholders	9,525
Custodian fees	9,493
Compliance fees	7,993
Audit fees	7,544
Transfer agent fees	7,469
Federal and state registration fees	7,319
Legal fees	4,401
Distribution expenses - Investor Class	4,377
Other expenses and fees	16,115
Total expenses	1,426,119
Expense reimbursement by Adviser	(88,423)
Net expenses	1,337,696
Net investment income	635,084
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	15,514,521
Securities sold short	(3,529,694)
Net realized gain (loss)	11,984,827
Net change in unrealized appreciation (depreciation) on:
Investments	(27,403,257)
Securities sold short	(1,616,833)
Net change in unrealized appreciation (depreciation)	(29,020,090)
Net realized and unrealized gain (loss)	(17,035,263)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,400,179)

The accompanying notes are an integral part of these financial statements.

4

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$635,084	$1,606,027
Net realized gain (loss)	11,984,827	2,283,450
Net change in unrealized appreciation (depreciation)	(29,020,090)	24,725,976
Net increase (decrease) in net assets from operations	(16,400,179)	28,615,453
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(1,145,253)	(4,316,227)
From earnings - Investor Class	(21,410)	(125,578)
Total distributions to shareholders	(1,166,663)	(4,441,805)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	14,829,147	30,549,119
Reinvestments - Institutional Class	1,110,295	4,152,831
Redemptions - Institutional Class	(33,785,117)	(49,374,627)
Redemption fees - Institutional Class	2,745	173
Subscriptions - Investor Class	569,126	964,386
Reinvestments - Investor Class	21,068	123,947
Redemptions - Investor Class	(1,168,700)	(2,244,737)
Redemption fees - Investor Class	65	600
Net increase (decrease) in net assets from capital transactions	(18,421,371)	(15,828,308)
Net increase (decrease) in net assets	(35,988,213)	8,345,340
NET ASSETS:
Beginning of the period	151,021,032	142,675,692
End of the period	$115,032,819	$151,021,032
SHARES TRANSACTIONS
Subscriptions - Institutional Class	999,898	2,192,856
Reinvestments - Institutional Class	73,335	326,480
Redemptions - Institutional Class	(2,399,333)	(3,543,208)
Subscriptions - Investor Class	38,229	68,157
Reinvestments - Investor Class	1,413	9,884
Redemptions - Investor Class	(80,626)	(167,677)
Total increase (decrease) in shares outstanding	(1,367,084)	(1,113,508)

The accompanying notes are an integral part of these financial statements.

5

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.13	$12.86	$13.34	$14.27	$12.70	$12.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.15	0.34	0.09	0.17	0.20
Net realized and unrealized gain (loss) on investments(b)	(1.71)	2.53	0.07	(0.70)	1.67	(0.05)
Total from investment operations	(1.65)	2.68	0.41	(0.61)	1.84	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.41)	(0.13)	(0.10)	(0.27)	(0.00)(c)
Net realized gains	—	—	(0.76)	(0.22)	—	—
Total distributions	(0.12)	(0.41)	(0.89)	(0.32)	(0.27)	(0.00)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$13.36	$15.13	$12.86	$13.34	$14.27	$12.70
Total return(d)	−11.82%	21.45%	3.24%	−4.41%	14.83%	1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$112,019	$147,000	$138,126	$184,615	$137,520	$116,654
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.93%	2.24%	2.13%	2.15%	1.95%	2.07%
After expense reimbursement/ recoupment(e)	1.81%	2.06%	1.97%	2.03%	1.81%	1.77%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.26%	0.51%	0.42%	0.48%	0.26%	0.22%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets(e)	0.87%	1.09%	2.67%	0.68%	1.25%	1.60%
Portfolio turnover rate(d)	157%	237%	303%	253%	101%	136%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.88	$12.64	$13.12	$14.05	$12.50	$12.38
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	(0.12)	0.30	0.05	0.14	0.16
Net realized and unrealized gain (loss) on investments(b)	(1.71)	2.49	0.07	(0.68)	1.64	(0.04)
Total from investment operations	(1.66)	2.61	0.37	(0.63)	1.78	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.37)	(0.09)	(0.08)	(0.23)	—
Net realized gains	—	—	(0.76)	(0.22)	—	—
Total distributions	(0.08)	(0.37)	(0.85)	(0.30)	(0.23)	—
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$13.14	$14.88	$12.64	$13.12	$14.05	$12.50
Total return(d)	−11.91%	21.19%	2.92%	−4.60%	14.48%	0.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,013	$4,021	$4,550	$6,559	$7,331	$6,073
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	2.19%	2.48%	2.38%	2.39%	2.20%	2.33%
After expense reimbursement/ recoupment(e)	2.07%	2.31%	2.22%	2.26%	2.06%	2.03%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.27%	0.51%	0.42%	0.46%	0.26%	0.23%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets(e)	0.62%	0.92%	2.42%	0.36%	0.99%	1.38%
Portfolio turnover rate(d)	157%	237%	303%	253%	101%	136%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on December 30, 2013.
The Fund currently offers two classes of shares: Investor Class and Institutional Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Fund’s objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Otter Creek Advisors, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

8

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of April 30, 2025. See the Schedules of Investments and Securities Sold Short for industry breakouts.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$79,991,573	$—	$—	$79,991,573
Short-Term Investments	35,663,902	—	—	35,663,902
Total Investments in Securities	$ 115,655,475	$—	$—	$ 115,655,475
Securities Sold Short
Common Stocks	$44,608,440	$—	$—	$44,608,440
Exchange Traded Funds	13,846,653	—	—	13,846,653
Total Securities Sold Short	$58,455,093	$—	$—	$58,455,093

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Fund may invest in options on equities, debt and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.
Rule 18f-4 imposes limits on the derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and

9

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivative Risk Manager.
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2025:

Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts:
Put Options Purchased	Realized and unrealized gain (loss) on investments, securities sold short, & options written	$682,367	$354,676
Call Options Purchased	Realized and unrealized gain (loss) on investments, securities sold short, & options written	$(233,157)	$—
Total		$449,210	$354,676

The average absolute notional value of options purchased and written during the six months ended April 30, 2025, was $3,665,000.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
As of the most recent fiscal year ended October 31, 2024, the Fund did not have late year losses. As of the most recent fiscal year ended October 31, 2024, the Fund had short-term capital loss carry-forwards of $352,735 available for federal income tax purposes, which do not expire and retain their original character.
As of April 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
C.
Restricted Cash. Restricted cash represents cash committed as collateral for securities sold short. Such cash is isolated from cash held in the Fund’s custody account in the Statement of Assets and Liabilities. See Note 2, part I, for more information on securities sold short.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on

10

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Securities Sold Short. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such dividend amounts are recorded on the ex-dividend date as a dividend expense.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral is equal to the current market value of the securities sold short.
J.
Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non- income producing securities.

11

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
K.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

L.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Otter Creek Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. The Advisor, has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2026, and may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. For the six months ended April 30, 2025, the advisory fees incurred are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit the Fund’s annual expense ratio before dividends and interest on short positions and excluding Rule 12b-1 fees and any class-specific expenses to 1.55% of the Fund’s average daily net assets. The contract’s term is indefinite, will remain in effect until at least February 28, 2026, and may be terminated only by the Board. For the six months ended April 30, 2025, the fees waived are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.
At April 30, 2025, the Advisor may recapture a portion of the above amount no later than the dates as stated below.
Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the

12

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

Years of Expiration	Amount
October 31, 2025	$ 182,070
October 31, 2026	281,304
October 31, 2027	261,306
April 30, 2028	88,423
$ 813,103

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board review and approval.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund’s Investor Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of that class. No distribution fees are paid by the Institutional Class. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Fees paid by the Fund to the Distributor for the six months ended April 30, 2025, are disclosed in the Statement of Operations.
The Fund has entered into sub-transfer agent arrangements (“Arrangements”), for sub-transfer agent fees paid to third- party intermediaries, with respect to the Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2025, sub-transfer agent fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2025, were as follows:

Purchases at Cost	Sales/Maturity Proceeds
$211,227,224	$271,888,320

There were no purchases or sales/maturities of long-term U.S. Government securities for the six months ended April 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2025 and year ended October 31, 2024, was as follows:

	2025	2024
Ordinary income	$1,166,663	$4,441,805
	$1,166,663	$4,441,805

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

13

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
As of the fiscal year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows 2:

Cost of investments	$67,196,846
Gross tax unrealized appreciation	$33,790,669
Gross tax unrealized depreciation	(2,981,212)
Gross tax unrealized appreciation (depreciation)	30,809,457
Undistributed ordinary income	1,137,264
Undistributed long-term capital gain	—
Total distributable earnings	1,137,264
Other accumulated gains (losses)	(352,734)
Total distributable (accumulated) earnings (losses)	$31,593,987

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the six months ended April 30, 2025 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2025	—
Average interest rate	—

Interest expense for the six months ended April 30, 2025, is disclosed in the Statement of Operations, if applicable.

14

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.ottercreekfunds.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (855) 681-5261.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/03/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/03/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	07/03/2025

* Print the name and title of each signing officer under his or her signature.